Income Taxes - Components of Income (Loss) before Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Domestic	$ 2,698	$ 2,456	$ 2,428
Foreign	1,537	1,107	1,349
Income before taxes	$ 4,235	$ 3,563	$ 3,777